Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

March 23, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:      Anu Dubey, Esq.

Re:	Ares Private Markets Fund (formerly, Ares Landmark Private Markets Fund)

Registration Statement on Form N-2

File Numbers: 333-258821, 811-23727

Ladies and Gentlemen:

On behalf of Ares Private Markets Fund (the "Fund"), filed herewith under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Pre-Effective Amendment No. 3 (the "Amendment") under the Securities Act to the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the "Commission") on August 13, 2021 (the "Registration Statement").

The Amendment also is marked to show changes made in response to comments of the Commission's staff (the "Staff") on the Registration Statement that were initially provided to the undersigned by Anu Dubey of the Staff by telephone on February 7, 2022, and subsequently thereafter through March 22, 2022. For the convenience of the Staff, these comments have been restated below in their entirety. We have discussed the Staff's comments with representatives of the Fund. The Fund's response follows each comment. Please note that we have not independently verified information provided by the Fund. References in the responses to the Fund's Prospectus or Statement of Additional Information ("SAI") are to those filed as part of the Amendment. In addition to revisions made in response to Staff comments, certain other changes have been made in the Amendment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus:

Cover Page

1.	Staff Comment: In the last paragraph on page ii, please add language stating that the Fund's Shareholder Reports will be available free of charge.

Response: The requested revision has been made to the Amendment.

Summary of Offering Terms – Investment Objective and Strategy

2.	Staff Comment: The second sentence of the section states: "The Fund may gain access to Private Assets through a number of different approaches, including: (i) secondary purchases of interests in private equity and other private asset funds managed by unaffiliated asset managers ("Portfolio Funds"), including through privately negotiated transactions, from investors in a Portfolio Fund or directly from the Portfolio Fund ("Secondary Investments"); (ii) primary investments in Portfolio Funds ("Primary Investments"); and (iii) direct investments in the equity or debt of private companies, including investments alongside private equity firms ("Direct Investments")." Please add disclosure to this section to clarify the difference between a Secondary Investment and a Primary Investment. We note this additional disclosure may be disclosure that is included elsewhere in the Registration Statement.

Response: The Amendment has been revised as follows:

The Fund may gain access to Private Assets through a number of different approaches, including: (i) secondary purchases of interests in private equity and other private asset funds managed by unaffiliated asset managers ("Portfolio Funds"), including through privately negotiated transactions, from investors in a Portfolio Fund or directly from the Portfolio Fund ("Secondary Investments"); (ii) primary investments in Portfolio Funds ("Primary Investments"); and (iii) direct investments in the equity or debt of private companies, including investments alongside private equity firms ("Direct Investments"). The Fund expects to invest principally in Secondary Investments and, to a lesser degree, in Primary Investments and Direct Investments, although the allocation among those types of investments may vary from time to time. Typical Secondary Investments generally will include purchases by the Fund of interests in Portfolio Funds, typically after the end of the Portfolio Fund's fundraising period, with existing underlying portfolio companies, whereas typical Primary Investments are investments in newly established Portfolio Funds where the underlying portfolio companies are not known as of the time of the Fund's commitment.

3.	Staff Comment: Disclosure in the second to last paragraph of the section refers to subsidiaries of the Fund. Please respond to the following comments regarding any wholly-owned entity that engages in investment activities in securities or other assets.

a.	Disclose any of the subsidiary's principal investment strategies or principal risks that constitute principal investment strategies or principal risks of the Fund.

b.	Disclose that the Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the subsidiary.

c.	Disclose that each investment adviser to the subsidiary complies with the provisions of the 1940 Act relating to investment advisory contracts (Section 15) as an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. Also file the investment advisory agreement between the subsidiary and its investment adviser as an exhibit to the registration statement. See Item 25.2.k. of Form N-2.

d.	Disclose that each subsidiary complies with the provisions relating to affiliated transactions and custody (Section 17). Identify the custodian of the subsidiary.

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e.	Confirm to the Staff that (a) if a subsidiary is not organized in the U.S., the subsidiary and its board of directors will agree to designate an agent for service of process in the U.S.; and (b) a subsidiary and its board of directors will agree to inspection by the staff of the subsidiary's books and records, which will be maintained in accordance with Section 31 of the 1940 Act.

Response: The Fund currently has three wholly-owned subsidiaries, Ares Landmark Private Markets Fund-D, LLC (the "SPV"), Ares Landmark Private Markets Fund-D Blocker, LLC and Ares Private Markets Fund Blocker, LLC (together, the "Tax Blockers" and collectively with the SPV, the "Subsidiaries"), each a Delaware limited liability company, which are consolidated for financial reporting purposes . The sole purpose of the SPV is to hold assets that have been pledged as collateral in connection with the third-party credit facility to be established for the Fund and the sole purpose of the Tax Blockers is to minimize the tax obligations of the Fund. The following disclosure has been added to the Amendment under "Investment Objective and Strategy":

If the Fund's Subsidiaries, currently Ares Landmark Private Markets Fund-D, LLC, Ares Landmark Private Markets Fund-D Blocker, LLC and Ares Private Markets Fund Blocker, LLC, make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the Investment Company Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Adviser complies with the provisions of the Investment Company Act relating to investment advisory contracts as an investment adviser to the Subsidiaries under Section 2(a)(20) of the Investment Company Act. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the Investment Company Act. UMB Bank, N.A serves as the custodian to the Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

The Fund has filed the Investment Advisory and Management Agreement by and between the Fund and the Adviser as an exhibit to the Registration Statement. The Investment Advisory and Management Agreement applies equally to the Subsidiaries as they are the Fund's wholly owned subsidiaries. The Subsidiaries are organized in the United States and the Fund, on their behalf, agrees to inspection by the Staff of their books and records, which will be maintained in accordance with Section 31of the 1940 Act.

4.	Staff Comment: For any wholly-owned subsidiary of the Fund, please confirm to the Staff that a subsidiary's advisory fee (including any performance fee) will be included in the "Advisory Fee" line item of any fee table the Fund discloses and a subsidiary's expenses will be included in the "Other Expenses" line item of any such fee table.

Response: The Fund notes that none of its Subsidiaries are subject to separate advisory or performance fees. The Fund confirms that, in the event any Subsidiary is subject to such a separate fee, the Subsidiary's advisory fee (including any performance fee) will be included in the "Advisory Fee" line item of any fee table the Fund discloses and each Subsidiary's expenses will be included in the "Other Expenses" line item of any such fee table.

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5.	Staff Comment: Please disclose that the Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund. A primarily controlled entity is an entity that the Fund controls as defined in Section 2(a)(9) of the 1940 Act and for which the Fund's control of the entity is greater than that of any other person.

Response: Confirmed. Please see the disclosure added in response to Staff Comment #3.

Summary of Offering Terms – Share Classes; Minimum Investments

6.	Staff Comment: The second sentence of the third paragraph states: "[i]n addition, the Board reserves the right to accept lesser amounts below these minimums, including for Trustees of the Fund and employees of Ares Management Corporation and its affiliates ("Ares") and vehicles controlled by such employees and their extended family members." Please delete "including" as well as "and their extended family members" here and elsewhere as applicable in the Registration Statement.

Response: The requested revision has been made in the Amendment.

Summary of Offering Terms – Repurchase of Shares

7.	Staff Comment: The Staff notes that the Fund deleted its description of the schedule of repurchase offers from this section of the Registration Statement. Please include language describing the schedule, as the Staff believes this is important to set out for Shareholders.

Response: The deleted language is included, along with additional detail as to repurchase offers, in Repurchase of Shares. Respectfully, the Fund declines to make the requested revision.

8.	Staff Comment: The first sentence of the fourth paragraph states: "[u]nder certain circumstances, the Board may offer to repurchase Shares at a discount to their prevailing net asset value." Please explain to the Staff the legal basis for the Fund to repurchase Shares at a price below net asset value.

Response: The Fund represents that any repurchase offers will fully comply with applicable law, including the provisions of the 1940 Act, particularly Section 23(c) thereof (and the rules thereunder), and the applicable rules with respect to self-tender offers under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). We respectfully note that Section 23(c) permits the repurchase of shares at a price below their net asset value in certain circumstances. However, it is not possible to state in advance the circumstances in which the Board may decide to make such an offer, again consistent with the requirements of the 1940 Act and the Board's fiduciary duties to the Fund and its Shareholders. Should the Board determine to offer to repurchase shares of the Fund at below their net asset value, the rationale for such decision will be disclosed to the Fund's shareholders in the Fund's tender offer materials.

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9.	Staff Comment: The Fund's registration statement indicates that the Fund (a tender offer fund) intends to assess an early repurchase fee. In order to proceed with assessing the proposed early repurchase fee, please confirm the following in writing.

(i)	Shares of a Fund will be subject to a repurchase fee at a rate of no greater than 2% of the shareholder's repurchase proceeds if the interval between the date of purchase of the shares and the valuation date with respect to the repurchase of those shares is less than one year.

(ii)	A repurchase fee charged by a Fund is not the same as a contingent deferred sales load ("CDSL") assessed by an open-end fund pursuant to Rule 6c-10 under the 1940 Act, as CDSLs are distribution-related charges payable to a distributor, whereas the repurchase fee is payable to the Fund to compensate long term shareholders for the expenses related to shorter term investors, in light of the Fund's generally longer term investment horizons and investment operations.

(iii)	Repurchase fees will equally apply to new class shares and to all classes of shares of a Fund, consistently with Section 18 of the 1940 Act and Rule 18f-3 thereunder.

(iv)	To the extent a Fund determines to waive, impose scheduled variations of, or eliminate a repurchase fee, it will do so consistently with the requirements of Rule 22d-1 under the 1940 Act as if the repurchase fee were a CDSL and as if the Fund were an open-end investment company and the Fund's waiver of, scheduled variation in, or elimination of, the repurchase fee will apply uniformly to all shareholders of the Fund regardless of class.

Relatedly, the Registration Statement disclosure in footnote 2 to the fee table states that the Board is able to provide waivers for the early repurchase fee based on a best interest determination. Please revise such language here and throughout the N-2 to conform to the representations detailed in (iv) above to ensure that an early repurchase fee will be applied uniformly to all shareholders.

Please note that the Division of Investment Management is not providing informal relief for this comment.

Response: The Fund confirms the statements contained in (i) – (iv) above and has revised the applicable Amendment disclosure as follows to conform to the representations in (iv) above:

A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder's purchase of the Shares (on a "first in - first out" basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund's waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

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Summary of Offering Terms – Incentive Fee

10.	Staff Comment: The third paragraph in "Incentive Fee" states: "[f]or the avoidance of doubt, any change in the net asset value of the Fund directly as a result of subscriptions or redemptions during each measurement period are not included for purposes of the "net profits" or "net losses" calculations." Please change "redemptions" to "repurchases" here and thorough the Registration Statement (namely, in footnote 4 of the fee table and under Investment Advisory and Management Agreement – Incentive Fee), if accurate.

Response: The requested revisions have been made in the Amendment.

11.	Staff Comment: In as much as the Fund is a multi-class fund, with respect to the Incentive Fee, please identify which Share classes' performance the Incentive Fee is based on. See Rule 18f-3(a)(1)(iii) under the 1940 Act ("each class may pay a different advisory fee to the extent that any difference in amount paid is the result of the application of the same performance fee provisions in the advisory contract of the company to the different investment performance of each class").

Response: We believe the calculation and application of the Incentive Fee, as disclosed in the Prospectus, is consistent with Rule 18f-3. The Incentive Fee will be applied equally across the Fund's classes, with the difference in investment performance being a result of the different expenses being borne by each share class, which is consistent with the subsection of the Rule cited by the Staff.

12.	Staff Comment: Please disclose how the Fund will calculate the Incentive Fee with examples of the calculation. The description and examples should be detailed enough to show any differences in accruing and allocating the Incentive Fee to individual investors depending on when the investor purchases Shares and when the investor's Shares are repurchased. Please include these examples in the Amendment, preferably under Investment Advisory and Management Agreement—Incentive Fee.

Response: As discussed previously with the Staff, the Loss Recovery Account, similar to a high-water mark, is a mechanism to ensure that the Adviser does not take an Incentive Fee when the Fund has negative performance over a relevant measurement period. The Loss Recovery Account, which is an accounting record maintained by the Fund, will start out with a zero balance at the commencement of the Fund's operations, and will then increase to reflect losses during the measurement period (in this case, quarterly). Similarly, the Loss Recovery Account will decrease by the amount of any gains during a quarterly period, but it will never go below zero. As identified to the Staff, a number of funds in the Fund's anticipated peer group, including the longest-tenured product, Partners Group Private Equity (Master Fund) LLC, are subject to incentive fees that include a similar loss recovery account arrangement, including funds with registration statements that were recently declared effective (e.g., MVP Private Markets Fund and Fairway Private Equity & Venture Capital Opportunities Fund).

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As part of the Incentive Fee, the Loss Recovery Account has a reset mechanism, which ties to the Incentive Fee measurement period and the Fund's quarterly financial statements, including accounting for payment of the Fund's other fees and expenses. The Fund believes this mechanism closely reflects how the Fund will measure performance for its Shareholders. The purpose of the Loss Recovery Account, combined with the reset mechanism, is intended to align the interests of the Adviser with those of the Fund and its Shareholders. The existence of the Loss Recovery Account protects Shareholders from paying an Incentive Fee merely for the recovery of a short-term loss (i.e., a gain in one quarter that just cancels out a loss from a previous quarter). It does so by precluding (or limiting) the Adviser's ability to collect an Incentive Fee for a period of time after the Fund incurs these losses. The reset mechanism also avoids unduly penalizing the Adviser over the longer-term.

As requested, examples of the Incentive Fee calculation have been included in the Registration Statement. The Fund has outlined multiple examples of a Loss Recovery Account, with and without a reset mechanism, each with hypothetical investors investing in and redeeming out of the Fund at different times. The reset mechanism, in those examples, results in more equal treatment of these hypothetical investors with respect to the Incentive Fee amount they bear indirectly as compared to a Loss Recovery Account without a reset mechanism.

The Fund's Incentive Fee is precisely described in the Fund's Investment Advisory and Management Agreement, in compliance with Section 15(a) of the 1940 Act and has been approved by the Fund's Board, including all of the Independent Trustees, in accordance with Section 15(c) of the 1940 Act (and in reliance on the in-person exemptive relief issued by the Commission in Rel. No. IC-33897). In addition, the Incentive Fee complies with Rule 205-3 under the Advisers Act. We also note that the operational effect of different Shareholders indirectly bearing a different amount of the Incentive Fee is no different than any other fee or expense that is allocated by a registered investment company to its underlying investors, including performance fees (e.g., fulcrum fees charged by mutual funds, incentive fees on capital gains and income charged by business development companies and incentive fees charged solely on net investment income by any registered fund). We do not believe there are any investor concerns raised by the Incentive Fee that are not fully addressed by the Fund's compliance with the relevant provisions of the 1940 Act and the Advisers Act, as well as the existing disclosure in the Prospectus advising potential investors of how the Incentive Fee is determined and applied.

13.	Staff Comment: Please add to Principal Risk Factors and Investment Practices, Techniques and Risks that (i) the Loss Recovery Account with the reset mechanism could make it more likely that an investor will pay an incentive fee as compared to a loss recovery account with no reset mechanism and (ii) the Loss Recovery Account with the reset mechanism could create incentives for the Adviser to time the realization of losses shortly before the reset occurs.

Response: The requested disclosure has been added to the Amendment. However, to keep risk disclosures with respect to the Incentive Fee in a single section for the ease of review by potential investors, the disclosure has been added under "Incentive Fee" in Summary of Offering Terms and under Investment Advisory and Management Agreement—Incentive Fee in the main body of the Prospectus.

Summary of Fees and Expenses

14.	Staff Comment: Please confirm to the Staff that the Advisory Fee in the fee table will not reflect the fee reduction pursuant to the Fee Reduction Agreement. Please also confirm that the fee reduction pursuant to the Fee Reduction Agreement will be reflected in the Fee Waiver and/or Expense Reimbursement line item in the fee table.

Response: The Fund confirms such items, and the fee table in the Amendment reflects the Staff's comment.

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15.	Staff Comment: For new funds, since there is no performance record, the Staff asks that 0.00% be reflected in the table for the Incentive Fee (see Instruction 7(a) to Item 3.1 of N-2).

Response: The Fund's estimated Incentive Fee included in the fee table in the Amendment is shown to be 0.00%.

16.	Staff Comment: With respect to the disclosure of the Fund's advisory fee rate in the fee table and the related footnote 3, please supplementally confirm to the Staff the basis on which the fee rate information is determined as the Fund's Advisory Fee is based on the value of the Fund's Managed Assets. Per Item 3 of Form N-2, the advisory fee in the fee table should be based on the Fund's net assets.

Response: A completed fee table for the Fund is included in the Amendment. As discussed with the Staff, and confirmed supplementally, the 0.16% of "Interest Payments on Borrowed Funds" shown in the fee table represents the expenses associated with the Fund's anticipated credit facility (e.g., up front closing costs and expenses, the commitment fee) and certain estimated fees to maintain the credit facility (e.g., the unused borrowing fee). Therefore, as the Fund has not incurred any leverage, and generally does not intend to use its credit line to incur leverage as part of a portfolio management strategy, it is accurate to state in the fee table that the Advisory Fee is 1.40% of the Fund's net assets.

17.	Staff Comment: The last sentence of footnote no. 7 states: "[t]he Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Adviser may extend the term for a period of one year on an annual basis." Please disclose who can terminate the Expense Limitation Agreement during the one year term, if anyone. Please also confirm to the Staff that the Expense Limitation Agreement and Fee Reduction Agreement will be filed as exhibits to the Registration Statement.

Response: The following disclosure has been added to the Amendment: The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its initial one-year term.

The Expense Limitation Agreement and Fee Reduction Agreement are filed as exhibits to the Amendment.

Primary Portfolio Managers and Investment Committee

18.	Staff Comment: Please disclose that the SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund securities. See Item 9.1(c) of Form N-2.

Response: The requested revision has been made in the Amendment.

Distribution and Servicing Plan

19.	Staff Comment: Please disclose that because the Distribution and Servicing Fee is paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a Shareholder's investment and may cost the Shareholder more than paying other types of sales charges. See Item 12(b)(2) of Form N-1A.

Response: The requested revision has been made in the Amendment.

Purchasing Shares—Class A Shares

20.	Staff Comment: The second sentence of the section states: "[u]nless eligible for a sales load waiver, investors purchasing Class A Shares will pay a sales load based on the amount of their investment in the Fund." Please describe the classes of investors eligible for sales load waivers and reductions. See Item 12(a)(2) of Form N-1A. Please identify any financial intermediaries that have special arrangements with the Fund, and if no arrangements are currently available, please state so.

Response: The following disclosure has been added to the Amendment: Investors may be able to buy Class A Shares without a sales load, if applicable (i.e., "load-waived"), when they are: (i) reinvesting distributions; (ii) a current or former Trustee of the Fund; or (iii) purchasing Class A Shares through a financial intermediary that has a special arrangement with the Fund. It is the investor's responsibility to determine whether a reduced sales load would apply. The Fund is not responsible for making such determination. As the Fund has not commenced operations as of the date of the Prospectus, there are no financial intermediaries that have special arrangements with the Fund. To receive a reduced sales load, notification must be provided at the time of subscription. Notice should be provided to the financial intermediary through whom the subscription is made so it can notify the Fund.

Repurchase of Shares

21.	Staff Comment: Please clarify that the defined term "Valuation Date" is the last business day of each calendar quarter or as determined by the Board.

Response: The Fund believes that, as written, it is clear that the definition of Valuation Date is the last business day of each calendar quarter or as determined by the Board. It has, however, added additional disclosure to the Amendment further clarifying that the Valuation Date is the last business day of each calendar quarter or as determined by the Board.

22.	Staff Comment: Please clearly disclose at the outset of the section that in no case will the Fund make full payment of repurchase offer proceeds in the repurchase offer later than 65 days after the last day that Shares may be tendered pursuant to the repurchase offer, except that full payment of the 5% annual audit holdback will be made no later than five business days after completion of the Fund's year-end audit.

Response: The Amendment has been revised as requested.

Repurchase of Shares—Repurchase of Shares Process

23.	Staff Comment: The Staff remains unclear as to the purpose of the Promissory Note procedure. If the Fund nevertheless determines to retain this feature, i.e. the Promissory Note, please disclose (a) the purpose and any legal effect of this issuance, which appears to merely evidence an obligation to make a cash payment which already exists under federal law, and (b) that the terms of any Promissory Note will include the Fund's obligation to make full cash payment under the Promissory Note no later than 65 days after the Expiration Date, other than the 5% annual audit holdback, which will be paid in full in cash no later than five business days following completion of the Fund's annual audit. The Staff does not believe that the issuance of a Promissory Note such as is currently described in the disclosure has any effect or implications for prompt payment.

Response: The Fund has removed the option of issuing a Promissory Note in payment for its repurchased Shares from the Prospectus.

24.	Staff Comment: The second sentence of the sixth to last paragraph states: "[t]he second and final payment for the balance due shall be paid promptly after the completion of the annual audit of the Fund's financial statements for the fiscal year in which the applicable repurchase is effected, with such balance being subject to adjustment as a result of the Fund's annual audit or as a result of any other corrections to the Fund’s net asset value as of the Valuation Date for the repurchase." Please replace "promptly" with "within five business days."

Response: The requested revision has been made in the Amendment.

25.	Staff Comment: The second sentence of the fourth to last paragraph states that the Fund is "permitted to allocate to Shareholders, whose Shares are repurchased, costs and charges imposed by Portfolio Funds or otherwise incurred in connection with the Fund's investments, if the Adviser determines to liquidate such Shares as a result of repurchase tenders by Shareholders and such charges are imposed on the Fund." Please explain to the Staff how imposing this cost on Shareholders whose Shares are repurchased is permitted under the applicable federal securities laws, including Rule 18f-3 and Section 22(d). The Staff believes that this disclosure would allow the Fund to charge Shareholders more than permitted by the Early Repurchase Fee under the multi-class exemptive relief on which the Fund is able to rely.

Response: The Fund respectfully notes that reserving the right to pass through transactional costs incurred by the Fund in connection with the liquidation of portfolio investments to raise cash to pay redeeming Shareholders (i) is not related to the Early Repurchase Fee or otherwise subject to Section 22(d) or Rule 22d-1 thereunder and (ii) is not prohibited by Rule 18f-3.

Taking the latter point first, such expenses would not be allocated to redeeming Shareholders on a class-by-class basis and, therefore, Section 18 is not implicated. For that reason, relief under Rule 18f-3 is not required to allocate such fees to Shareholders.

As discussed with the Staff and as outlined in response to Staff Comment #9, the Fund has agreed to comply with Rule 22d-1 to the extent it seeks to impose any scheduled variations of its Early Repurchase Fee. The Fund notes, however, that the allocation of such transaction expenses is not related to the Early Repurchase Fee because any redeeming Shareholder—including those who have owned all of their Shares for more than one year—may be subject to those expenses. In addition, the Fund notes that the allocation of transactional expenses does not constitute a sales load (including a CDSL) for the simple reason that such expenses are not related in any way to the sale or promotion of the Fund's Shares.1 Sales loads, including CDSLs, are distribution-related charges payable to a distributor or dealer as compensation for their sales or promotional efforts, whereas the allocation of transaction expenses would be payable to the Fund in connection with the costs the Fund incurs to raise cash sufficient to pay out to redeeming Shareholders. Any transaction expenses allocated to a redeeming Shareholder will bear a direct relationship with such expenses borne by the Fund. For this reason, it is impossible to predict in advance, or to schedule, what those expenses may be, as they will vary depending on the timing and source of redemption proceeds. The Fund believes that this allocation is fair to both the redeeming and non-redeeming Shareholders in light of the composition of the Fund's portfolio holdings and its longer-term investment horizon. The Fund notes that the ability to allocate such expenses to redeeming Shareholders is consistent with the Commission's reasoning in its recent swing pricing amendments to Rule 22c-1.2 The Fund notes that the swing pricing relief granted by Rule 22c-1 only applies to open-end funds; however, unlike open-end funds, closed-end funds do not issue redeemable securities, and therefore closed-end funds need not rely on the swing pricing relief. Thus, unlike open-end funds, a closed-end fund requires no relief to pass through these transactional expenses.

Finally, as the expenses are intended to be allocated equally to all redeeming Shareholders based on the value of Shares being redeemed, the expenses are not being allocated on a class-by-class basis, and the Fund does not believe such allocate implicates Rule 18f-3.

PART C

26.	Staff Comment: Please include the full titles of the signatories of the Registration Statement.

Response: The requested revision has been made in the Amendment.

27.	Staff Comment: Please identify the Fund's Principal Accounting Officer on the Registration Statement's signature page. See Section 6(a) of the Securities Act.

Response: The requested revision has been made in the Amendment.

[1]	Rule 6c-10(b)(3) defines "deferred sales load" as: "any amount properly chargeable to sales or promotional expenses that is paid by a shareholder after purchase but before or upon redemption." (emphasis added) Section 2(a)(35) defines "sales load," in relevant part, as: "the difference between the price of a security to the public and that portion of the proceeds from its sale which is received and invested or held for investment by the issuer . . . less any portion of such difference . . . which are not properly chargeable to sales or promotional activities." (emphasis added)

[2]	See Investment Company Swing Pricing, IC-Rel. No. 32316 (Nov. 18, 2016):

The Securities and Exchange Commission is adopting amendments to rule 22c–1 under the Investment Company Act to permit a registered open-end management investment company .. . . to use "swing pricing," . . . to effectively pass on the costs stemming from shareholder purchase or redemption activity to the shareholders associated with that activity . . . .

28.	Staff Comment: Please revise the undertakings in Item 34 to track the undertakings in amended Form N-2. Please note that it is not necessary for the Fund to include the undertaking included in Item 34.1 in the Registration Statement, as it is not applicable to the Fund. In addition, please: (i) include the full language of the undertaking in Item 34.3(a)(2) in the Registration Statement; (ii) add the undertaking contained in Item 34.6 of Form N-2 to the Registration Statement; and (iii) add "Prospectus or" before "any Statement of Additional Information" to the undertaking contained in Item 34.7.

Response: The requested revisions have been made in the Amendment.

Amended and Restated Declaration of Trust

29.	Staff Comment: Please revise Section 6.11 of the Amended and Restated Declaration of Trust (the "Declaration of Trust") to state that the section does not apply to claims arising under federal securities laws (see Section 14(a) of Securities Act, Section 29(a) of the Exchange Act and Section 47(a) of 1940 Act). Please also describe Section 6.11 in the Prospectus, including disclosing that the provision does not apply to claims arising under federal securities laws.

Response: The requested revisions have been made in the Declaration of Trust and the Amendment.

30.	Staff Comment: Please revise Section 12.4 to state that the section does not apply to claims arising under federal securities laws (see Section 27(a) of Exchange Act, Section 22(a) of Securities Act and Section 44 of 1940 Act). Please also describe the exclusive forum provision contained in Section 12.4 in the Prospectus, including that the provision does not apply to claims arising under federal securities laws.

Response: The requested revisions have been made in the Declaration of Trust and the Amendment.

31.	Staff Comment: Please revise Section 12.3 to insert "except as to duties, including state law duties of loyalty and care, and liabilities of Trustees with respect to matters arising under federal securities laws" at the beginning of (vii) in Section 12.3.

Response: Rather than making the requested insertion, (vii) has been removed from the Declaration of Trust, as the Delaware Statutory Trust Act states that a trust's governing instrument controls on these points.

32.	Staff Comment: Please revise Section 12.7(a) to replace "1940 Act" with "federal securities laws."

Response: The requested revisions have been made in the Declaration of Trust.

33.	Staff Comment: Please insert the following sentence at the end of Sections 2.7 and 3.1, replacing "Trustees" with "officers" where appropriate: "Notwithstanding anything to the contrary in this Declaration or Bylaws, with respect to duties and matters arising under the federal securities laws, the Trustees owe to the Trust and the Shareholders the same fiduciary duties as trustees under Delaware General Corporation Law." Please also delete references to the Declaration of Trust and Bylaws in the following clause: "provided, however, such fiduciary duties shall not be deemed to control to the extent that the express terms of the Delaware Statutory Trust Act, this Declaration or the Bylaws conflict with or are inconsistent with such fiduciary duties in which case the express terms of the Delaware Statutory Trust Act, this Declaration or the Bylaws shall control."

Response: The Fund respectfully declines to add the requested sentence to the Declaration of Trust, but in order to achieve the purpose of the Staff's comment, will revise the referenced clause as follows: "provided, however, such fiduciary duties shall not be deemed to control to the extent that the express terms of the federal securities laws or the Delaware Statutory Trust

Act~~, this Declaration or the Bylaws~~ conflict with or are inconsistent with such fiduciary duties in which case the express terms of the federal securities laws or the Delaware Statutory Trust Act~~, this Declaration or the Bylaws~~ shall control."

Accounting Comments

34.	Staff Comment: Disclosure in the pricing table and Summary of Offering Terms—Fees and Expenses states that organization and initial offering costs will be amortized over the 12-month period beginning on the Initial Closing Date. US GAAP requires that "Organization" costs be expensed as incurred. Please adjust the disclosure to reflect the proper accounting treatment of organization costs (see Investment Company Audit Guide – 8.25: in accordance with FASB ASC 720-15-25-1, organization costs should be charged to expense as they are incurred).

Response: The Amendment has been revised as follows:

The Fund's ~~organizational and~~ initial offering costs, whether borne by the Adviser or the Fund, are being capitalized and amortized over the 12-month period beginning on the Initial Closing Date (as defined herein). The Fund's organizational costs are expensed as incurred. The Fund also will bear certain ongoing offering costs associated with the Fund's continuous offering of Shares.

35.	Staff Comment: The Staff notes that the fee table includes a line item for "Interest Payments on Borrowed Funds." As the Advisory Fee is based on Managed Assets, the Staff would expect the "Advisory Fee" line item to be greater than the 1.40% that is disclosed since Managed Assets would exceed net assets if the Fund utilizes borrowings.

Response: The 0.16% included in the fee table as "Interest Payments on Borrowed Funds" represents the cost to set up the Fund's anticipated credit facility (e.g., up front closing costs and expenses, the commitment fee) and certain estimated fees to maintain the credit facility (e.g., the unused borrowing fee). These costs are amortized over the first year of the Fund's operations and, as a result, are included in the fee table. Accordingly, as those costs do not represent an increase in the Fund's net assets through the use of borrowings, we do not believe such costs should be reflected in the Advisory Fee line item. See response to Staff Comment #16.

* * * * *

As discussed with the Staff, the Fund intends to request that effectiveness of the Registration Statement be accelerated to March 31, 2022, and acceleration requests will be filed as EDGAR correspondence to that effect on or about March 29, 2022.

Please direct any questions or comments to me at 212.969.3379 or kkaufman@proskauer.com or Devin Kasinki at 212.969.3151 or dkasinki@proskauer.com.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	Nicole M. Runyan
Devin J. Kasinki